Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal year	Summary Compensation Table Total for First PEO(1)(3)		Summary Compensation Table Total for Second PEO(1)		Compensation Actually Paid to First PEO(2)(3)		Compensation Actually Paid to Second PEO(1)		Average Summary Compensation Table Total for non-PEO NEOs(2)(3)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		Net Income(6) (in millions)	EVA®(7) (in millions)
											Ball Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)
2024	$	N/A		$12,329,337	$	N/A		$18,286,482	$3,531,615	$4,375,184	$90	$137	$4,008	$365.6
2023	$	N/A		$9,318,556	$	N/A		$12,840,113	$2,938,316	$3,598,245	$93	$119	$707	$140.9
2022		$9,355,973		$6,839,380		$(13,778,165)		$(1,197,919)	$2,920,660	$(968,660)	$81	$110	$719	$63.7
2021		$13,924,380	$	N/A		$17,348,994	$	N/A	$4,348,433	$4,895,797	$151	$134	$878	$289.8
2020		$13,875,858	$	N/A		$46,128,593	$	N/A	$3,339,322	$9,252,715	$145	$121	$585	$271.2
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA®
TSR
ROAIC

(1)
In the table above, PEO refers to “Principle Executive Officer”. Mr. Fisher succeeded Mr. John A. Hayes as CEO in April 2022. All references to “First PEO” in this table and footnotes relate to Mr. Hayes and all references to “Second PEO” relate to Mr. Fisher.

(2)
The non-PEO NEOs represented in the table and footnotes are as follows:
2024—Mr. Yu, Mr. Lewis, Ms. Causey, and Ms. Lim-Johnson
2023—Mr. Yu, Mr. Morrison, Mr. Lewis, Mr. Kaufman, Ms. Valy Panayiotou, and Mr. Baker
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker
2020—Mr. Morrison, Mr. Fisher, Ms. Pauley, and Mr. Baker

(3)
Values included for equity awards in the table have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2023
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2022	12/31/2023	12/31/2024
Fiscal Year	2020—1st PEO	2021—1st PEO	2022—1st PEO	2022—2nd PEO	2023—2nd PEO	2024—2nd PEO
SCT Total	$13,875,858	$13,924,380	$9,355,973	$6,839,380	$9,318,556	$12,329,337
− Defined Benefit Pension Compensation included in SCT	$(450,696)	$(186,605)	$—	$—	$(174,155)	$(111,795)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$145,018	$149,468	$144,577	$54,840	$50,534	$52,099
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,080,002)	$(6,520,023)	$(6,519,959)	$(5,213,423)	$(5,800,017)	$(6,429,985)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,460,031	$6,283,459	$1,153,420	$1,550,659	$8,810,484	$9,607,295
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,372,515	$4,883,938	$(16,788,025)	$(4,004,324)	$465,890	$2,812,838
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,801,549	$(1,185,622)	$(1,124,151)	$(425,050)	$168,821	$26,693
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$4,320	$—	$—	$—	$—	$—
Compensation Actually Paid	$46,128,593	$17,348,994	$(13,778,165)	$(1,197,919)	$12,840,113	$18,286,482
Non-PEO NEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Fiscal Year	2020	2021	2022	2023	2024
SCT Total	$3,339,322	$4,348,433	$2,920,660	$2,938,316	$3,531,615
− Defined Benefit Pension Compensation included in SCT	$(220,868)	$(107,202)	$(39,202)	$(112,587)	$(32,312)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$63,608	$58,044	$38,432	$30,055	$10,441
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,068,010)	$(1,674,848)	$(1,449,618)	$(1,272,227)	$(1,317,515)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,364,371	$1,640,084	$271,498	$1,838,842	$1,896,167
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,083,753	$834,008	$(2,546,960)	$110,635	$233,947
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$139,155	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$687,107	$(202,756)	$(302,626)	$65,212	$52,841
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$3,433	$34	$—	$—	$—
Compensation Actually Paid	$9,252,715	$4,895,797	$(968,660)	$3,598,245	$4,375,184

(4)
The numbers previously disclosed for Ball’s TSR for 2021 and for peer group TSR for 2020-2023 have been updated. The differences relate to utilizing different providers who use different methodologies for dividend reinvestment. All TSR numbers disclosed above are now based on the same reinvestment methodology.

(5)
Our Peer Group for TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. While short-term share price movements may not fully capture our progress in 2024, the foundation we are building, through growing volumes, robust cash flow, increasing EVA dollars and significant capital returns, positions us to drive sustained value for shareholders in the years ahead. Ball’s 1-year, 3-year and 5-year total shareholder returns are shown below, relative to both the DJCPI and the S&P 500.

(6)
2024 net income included the proceeds of the sale of our Aerospace business.

(7)
Our Company Selected Measure is EVA® as it is the lens used to measure business and strategic initiatives. There is a high correlation between our total executive compensation actually paid compared to our EVA® performance over the past three years. As mentioned under “Changes to Executive Compensation for 2025”, the company has made changes to the incentive programs for 2025 to ensure that our compensation plans are aligned to our strategy of simplifying sustainability for our customers by delivering scalable aluminum packaging solutions and to our ambition of achieving a $30 billion market capitalization by 2030. EVA® has served us well as our key incentive metric and will continue to play a role going forward. However, from 2025 we will use a broader set of incentive measures to support our new strategy.

Company Selected Measure Name	EVA
Named Executive Officers, Footnote
(1)
In the table above, PEO refers to “Principle Executive Officer”. Mr. Fisher succeeded Mr. John A. Hayes as CEO in April 2022. All references to “First PEO” in this table and footnotes relate to Mr. Hayes and all references to “Second PEO” relate to Mr. Fisher.
(2)
The non-PEO NEOs represented in the table and footnotes are as follows:
2024—Mr. Yu, Mr. Lewis, Ms. Causey, and Ms. Lim-Johnson
2023—Mr. Yu, Mr. Morrison, Mr. Lewis, Mr. Kaufman, Ms. Valy Panayiotou, and Mr. Baker
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker
2020—Mr. Morrison, Mr. Fisher, Ms. Pauley, and Mr. Baker

Peer Group Issuers, Footnote
(4)
The numbers previously disclosed for Ball’s TSR for 2021 and for peer group TSR for 2020-2023 have been updated. The differences relate to utilizing different providers who use different methodologies for dividend reinvestment. All TSR numbers disclosed above are now based on the same reinvestment methodology.
(5)
Our Peer Group for TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. While short-term share price movements may not fully capture our progress in 2024, the foundation we are building, through growing volumes, robust cash flow, increasing EVA dollars and significant capital returns, positions us to drive sustained value for shareholders in the years ahead. Ball’s 1-year, 3-year and 5-year total shareholder returns are shown below, relative to both the DJCPI and the S&P 500.

Adjustment To PEO Compensation, Footnote
(3)
Values included for equity awards in the table have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2023
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2022	12/31/2023	12/31/2024
Fiscal Year	2020—1st PEO	2021—1st PEO	2022—1st PEO	2022—2nd PEO	2023—2nd PEO	2024—2nd PEO
SCT Total	$13,875,858	$13,924,380	$9,355,973	$6,839,380	$9,318,556	$12,329,337
− Defined Benefit Pension Compensation included in SCT	$(450,696)	$(186,605)	$—	$—	$(174,155)	$(111,795)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$145,018	$149,468	$144,577	$54,840	$50,534	$52,099
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,080,002)	$(6,520,023)	$(6,519,959)	$(5,213,423)	$(5,800,017)	$(6,429,985)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,460,031	$6,283,459	$1,153,420	$1,550,659	$8,810,484	$9,607,295
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,372,515	$4,883,938	$(16,788,025)	$(4,004,324)	$465,890	$2,812,838
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,801,549	$(1,185,622)	$(1,124,151)	$(425,050)	$168,821	$26,693
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$4,320	$—	$—	$—	$—	$—
Compensation Actually Paid	$46,128,593	$17,348,994	$(13,778,165)	$(1,197,919)	$12,840,113	$18,286,482

Non-PEO NEO Average Total Compensation Amount	$ 3,531,615	$ 2,938,316	$ 2,920,660	$ 4,348,433	$ 3,339,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,375,184	3,598,245	(968,660)	4,895,797	9,252,715
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Values included for equity awards in the table have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Fiscal Year	2020	2021	2022	2023	2024
SCT Total	$3,339,322	$4,348,433	$2,920,660	$2,938,316	$3,531,615
− Defined Benefit Pension Compensation included in SCT	$(220,868)	$(107,202)	$(39,202)	$(112,587)	$(32,312)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$63,608	$58,044	$38,432	$30,055	$10,441
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,068,010)	$(1,674,848)	$(1,449,618)	$(1,272,227)	$(1,317,515)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,364,371	$1,640,084	$271,498	$1,838,842	$1,896,167
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,083,753	$834,008	$(2,546,960)	$110,635	$233,947
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$139,155	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$687,107	$(202,756)	$(302,626)	$65,212	$52,841
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$3,433	$34	$—	$—	$—
Compensation Actually Paid	$9,252,715	$4,895,797	$(968,660)	$3,598,245	$4,375,184

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA®
TSR
ROAIC

Total Shareholder Return Amount	$ 90	93	81	151	145
Peer Group Total Shareholder Return Amount	137	119	110	134	121
Net Income (Loss)	$ 4,008,000,000	$ 707,000,000	$ 719,000,000	$ 878,000,000	$ 585,000,000
Company Selected Measure Amount	365,600,000	140,900,000	63,700,000	289,800,000	271,200,000
PEO Name	Mr. Fisher
Measure:: 1
Pay vs Performance Disclosure
Name	EVA
Non-GAAP Measure Description
(7)
	Our Company Selected Measure is EVA® as it is the lens used to measure business and strategic initiatives. There is a high correlation between our total executive compensation actually paid compared to our EVA® performance over the past three years. As mentioned under “Changes to Executive Compensation for 2025”, the company has made changes to the incentive programs for 2025 to ensure that our compensation plans are aligned to our strategy of simplifying sustainability for our customers by delivering scalable aluminum packaging solutions and to our ambition of achieving a $30 billion market capitalization by 2030. EVA® has served us well as our key incentive metric and will continue to play a role going forward. However, from 2025 we will use a broader set of incentive measures to support our new strategy
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROAIC
Mr. Fisher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,329,337	$ 9,318,556	$ 6,839,380
PEO Actually Paid Compensation Amount	18,286,482	12,840,113	(1,197,919)
Mr. Hayes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,355,973	$ 13,924,380	$ 13,875,858
PEO Actually Paid Compensation Amount			(13,778,165)	17,348,994	46,128,593
PEO | Mr. Fisher [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,795)	(174,155)
PEO | Mr. Fisher [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,099	50,534	54,840
PEO | Mr. Fisher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,429,985)	(5,800,017)	(5,213,423)
PEO | Mr. Fisher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,607,295	8,810,484	1,550,659
PEO | Mr. Fisher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,812,838	465,890	(4,004,324)
PEO | Mr. Fisher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Fisher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,693	168,821	(425,050)
PEO | Mr. Fisher [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Fisher [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(186,605)	(450,696)
PEO | Mr. Hayes [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			144,577	149,468	145,018
PEO | Mr. Hayes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,519,959)	(6,520,023)	(6,080,002)
PEO | Mr. Hayes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,153,420	6,283,459	13,460,031
PEO | Mr. Hayes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,788,025)	4,883,938	22,372,515
PEO | Mr. Hayes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,124,151)	(1,185,622)	2,801,549
PEO | Mr. Hayes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,320
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,312)	(112,587)	(39,202)	(107,202)	(220,868)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,441	30,055	38,432	58,044	63,608
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,317,515)	(1,272,227)	(1,449,618)	(1,674,848)	(1,068,010)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,896,167	1,838,842	271,498	1,640,084	2,364,371
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,947	110,635	(2,546,960)	834,008	4,083,753
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			139,155
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,841	65,212	(302,626)	(202,756)	687,107
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 34	$ 3,433